Commitments and Contingencies (Details)			12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2021 CNY (¥)	Mar. 13, 2021 USD ($)	Mar. 13, 2021 CNY (¥)
Commitments and Contingencies [Line Items]
Land and factory buildings						$ 5,098,461	¥ 33,140,000
Settlement amount					¥ 3,730,000
Beijing Jingshi Commercial Management Co., Ltd. [Member]
Commitments and Contingencies [Line Items]
Property preservation order freezing issued			$ 8,070	¥ 56,725.89
Beijing Jingshi Space Commercial Management Co., Ltd [Member]
Commitments and Contingencies [Line Items]
Property preservation order freezing issued			$ 11,879	¥ 83,496
Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Litigation Settlement, Amount Awarded to Other Party	$ 7,804	¥ 54,000